Intangible Assets - Carrying Value of Indefinite-Lived Intangibles (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	€ 1,374,473	€ 1,405,815
Americas
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	724,750	760,768
EMEA
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	506,598
Europe
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles		485,557
ASPA
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	€ 143,125	108,786
MEAI
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles		€ 50,704